Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income/(loss)		$ 335	$ 376	$ (531)
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(36)	(58)	19
Total of items to eventually recycle		(36)	(58)	19
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	141	26	(14)
Fair value adjustments on equity securities, net of taxes	[3]	(1)	0	(7)
Total of items never to be recycled		140	26	(21)
Total comprehensive income/(loss)		$ 439	$ 344	$ (533)

[1]	Amounts are net of tax expense of $0.4 million in 2022 and net of tax benefit of $6 million in 2021.
[2]	Amounts are net of tax expense of $40 million and $11 million in 2022 and 2021, respectively, and net of tax benefit of $13 million in 2020.
[3]	Amounts are net of tax benefits of $1 million and $3 million in 2022 and 2020, respectively.